Expenses by Nature (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature [Abstract]
Incurred expenses			$ 2,912,000	$ 6,644,000
Cash outlays			38,454,000	97,117,000		$ 49,600,000
Sale of asset			5,748,000	16,984,000
insurance recovery total value			51,000	19,086,000
Tax refund and extemporaneous tax credit			4,871,000	32,201,000	$ 48,825,000	51,532,000	$ 18,032,000
Other expenses	$ 44,268,000	$ 46,396,000	66,777,000	85,465,000	122,228,000	99,619,000	32,606,000
Restructuring amount			51,234,000		37,737,000
Other miscellaneous			$ 11,458,000	$ 20,307,000
incurred expenses					7,291,000	8,311,000	21,023,000
Other incomes					19,617,000	40,554,000
Sale of asset					21,305,000		18,071,000
Insurance recovery						16,182,000
Leniency expenses refund						93,786
Restructuring totaling expenses					44,338,000	30,466,000
Loss on asset sale					37,652,000	27,396,000	$ 18,042,000
Pre-tax charges					$ 3,100,000	$ 75,100,000